Goodwill and Other Identifiable Intangible Assets (Schedule Of Identifiable Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	$ 17.0	$ 18.0
Accumulated Amortization	9.0	7.5
Net	8.0	10.5
Customer Contracts [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	12.3	13.2
Accumulated Amortization	6.8	5.9
Net	5.5	7.3
Supply Contracts [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	2.7	2.8
Accumulated Amortization	0.5	0.2
Net	2.2	2.6
Favorable Lease Agreements [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	0.8	0.8
Accumulated Amortization	0.5	0.2
Net	0.3	0.6
Non-Compete Agreements [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	1.2	1.2
Accumulated Amortization	1.2	1.2
Net	$ 0	$ 0